Cover	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity File Number	001-40849
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 5
Entity Address, Address Line Two	97 Pacific Highway
Entity Address, City or Town	North Sydney
Entity Address, Country	AU
Entity Address, Postal Zip Code	2060
City Area Code	61 2
Local Phone Number	8624 6130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false